CONCENTRATIONS (Details Narrative)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer [Member]
Concentration Risk [Line Items]
Concentration of risk percentage	31.00%	13.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Concentration Risk [Line Items]
Concentration of risk percentage	10.00%	10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Top Five Customer [Member]
Concentration Risk [Line Items]
Concentration of risk percentage	22.00%	44.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Top Five Receivables [Member]
Concentration Risk [Line Items]
Concentration of risk percentage	8.00%		19.00%
Purchases [Member] | Suppliers Concentration Risk [Member] | Five Unrelated Suppliers [Member]
Concentration Risk [Line Items]
Concentration of risk percentage	85.00%	96.00%
Purchases [Member] | Suppliers Concentration Risk [Member] | One Suppliers [Member]
Concentration Risk [Line Items]
Concentration of risk percentage	36.00%	59.00%
Purchases [Member] | Suppliers Concentration Risk [Member] | Two Suppliers [Member]
Concentration Risk [Line Items]
Concentration of risk percentage	23.00%	19.00%